Acquisitions - Gracenote (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Business Acquisition [Line Items]
Net cash		$ 74,959	$ 279,833	$ 2,550,410
Goodwill		$ 3,561,812	$ 3,918,136	$ 3,815,196
Gracenote, Inc.
Business Acquisition [Line Items]
Cash	$ 160,867
Cash acquired	3,053
Net cash	157,814
Restricted cash and cash equivalents	5,283
Accounts receivable and other current assets	26,143
Property and equipment	10,659
Deferred income tax assets	7,159
Other long term assets	396
Accounts payable and other current liabilities	(22,299)
Deferred tax liabilities	(41,121)
Other liabilities	(7,489)
Total identifiable net assets	91,431
Goodwill	66,383
Total net assets acquired	$ 157,814
Definite-lived intangible assets useful life, years	11 years
Trade names and trademarks | Gracenote, Inc.
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 8,100
Definite-lived intangible assets useful life, years	15 years
Technologies | Gracenote, Inc.
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 30,100
Definite-lived intangible assets useful life, years	8 years
Customer relationships | Gracenote, Inc.
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 33,100
Definite-lived intangible assets useful life, years	10 years
Content database | Gracenote, Inc.
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 41,400
Definite-lived intangible assets useful life, years	13 years
Minimum | Technologies | Gracenote, Inc.
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	7 years
Minimum | Customer relationships | Gracenote, Inc.
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	5 years
Maximum | Technologies | Gracenote, Inc.
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	10 years
Maximum | Customer relationships | Gracenote, Inc.
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	10 years